SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Accounting Policies [Abstract]
Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]
The exchange rates used to translate amounts in RMB into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30,	September 30,
	2015	2014
Period end RMB:USD exchange rate	0.1637	0.1624
Average RMB:USD exchange rate	0.1631	0.1627
Period end HKD:USD exchange rate	0.1290	0.1288
Average HKD:USD exchange rate	0.1290	0.1290

The exchange rates used to translate amounts in RMB into USD for the purposes of preparing the consolidated financial statements were as follows:

	September 30,
	2014	2013
Year end RMB:USD exchange rate	0.1624	0.1630
Average Yearly RMB:USD exchange rate	0.1627	0.1605
Year end HKD:USD exchange rate	0.1288	0.1290
Average Yearly HKD:USD exchange rate	0.1290	0.1289

Schedule of Business Acquisitions, by Acquisition [Table Text Block]

Property and equipment are stated at cost. Depreciation is calculated based on the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Electronic equipment	5 years
Vehicles	10 years
Machinery and equipment	5 to 15 years
Buildings and improvements	5 to 20 years
Navel orange orchards	11 to 30 years